Significant Accounting Policies, Accounting Standards and Interpretations (Policies)	12 Months Ended
Jul. 31, 2019
Significant Accounting Policies [Abstract]
FOREIGN CURRENCY TRANSLATION

FOREIGN CURRENCY TRANSLATION

Foreign currency transactions are translated into Canadian dollars at exchange rates in effect on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies at the consolidated statement of financial position date are translated to Canadian dollars at the foreign exchange rate applicable at that date. Realized and unrealized exchange gains and losses are recognized through profit or loss.

Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

CASH AND CASH EQUIVALENTS

CASH AND CASH EQUIVALENTS

Cash and cash equivalents are comprised of cash and highly liquid investments that are readily convertibles into known amounts of cash with original maturities of three months or less.

SHORT TERM INVESTMENTS

SHORT TERM INVESTMENTS

Short term investments are comprised of liquid investments with maturities between 3 and 12 months. Short term investments are recognized initially at fair value and subsequently adjusted to fair value through profit or loss.

BIOLOGICAL ASSETS

BIOLOGICAL ASSETS

The Company measures biological assets consisting of cannabis plants using the income approach at fair value less costs to sell up to the point of harvest, which becomes the basis for the cost of finished goods inventories after harvest. The Company capitalizes all the direct and indirect costs as incurred related to the biological transformation of the biological assets between the point of initial recognition and the point of harvest including labour related costs, grow consumables, materials, utilities, facilities costs, depreciation, overhead, stock-based compensation of applicable employees, quality and testing costs. The identified capitalized direct and indirect costs of biological assets are subsequently recorded within the line item ‘costs of goods sold’ on the statement of loss and comprehensive loss in the period that the related product is sold. Seeds are measured at fair value. Unrealized gains or losses arising from changes in fair value less cost to sell during the period are included in the results of operations and presented on a separate line of statement of comprehensive loss of the related period.

INVENTORY

INVENTORY

Inventory is valued at the lower of cost and net realizable value. Cost is determined using the weighted average method. Inventories of harvested cannabis are transferred from biological assets at their fair value at harvest, which becomes the initial deemed cost of the inventory. Any subsequent post-harvest costs are capitalized to inventory to the extent that cost is less than net realizable value. Subsequent costs include materials, overhead, amortization, stock-based compensation of applicable employees and labour involved in packaging and quality assurance. The identified capitalized direct and indirect costs related to inventory are subsequently recorded within ‘cost of goods sold’ on the statement of loss and comprehensive loss at the time the product is sold, with the exclusion of realized fair value amounts included in inventory sold which are recorded as a separate line within gross margin. Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Packaging and supplies are initially valued at cost and subsequently at the lower of cost and net realizable value.

PROPERTY, PLANT AND EQUIPMENT

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is measured at cost less accumulated amortization and impairment losses. Amortization is provided using the following terms and method:

Land	Not amortized	No term
Buildings	Straight line	5 to 20 years
Leasehold improvements	Straight line	lease term
Furniture and equipment	Straight line	5 years
Cultivation and production equipment	Straight line	5 to 20 years
Vehicles	Straight line	5 years
Computers	Straight line	3 years
Construction in progress	Not amortized	No term

An asset’s residual value, useful life and amortization method are reviewed at each financial year and adjusted if appropriate. When parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Gains and losses on disposal of an item of equipment are determined by comparing the proceeds from disposal with the carrying amount of the equipment and are recognized in profit or loss.

Construction in progress is transferred to property, plant and equipment when the assets are available for use and amortization of the assets commences at that point.

FINITE LIFE INTANGIBLE ASSETS

FINITE LIFE INTANGIBLE ASSETS

Finite life intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses. Amortization is provided on a straight-line basis over the following terms:

Domain names	Straight line	10 years
Health Canada licenses	Straight line	20 years
Software	Straight line	3 to 5 years
Patents	Straight line	20 years

The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

INDEFINITE INTANGIBLE ASSETS

INDEFINITE INTANGIBLE ASSETS

Indefinite intangible assets are deemed to have no foreseeable limit over which the asset is expected to generate net cash inflows. Following initial recognition, intangible assets with indefinite useful lives are carried at cost less any accumulated impairment losses and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired.

Brand	Not amortized	Indefinite

INVESTMENT IN ASSOCIATE

INVESTMENT IN ASSOCIATE

Associates are entities over which the Company has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence represents the power to participate in the financial and operating policy decisions of the investee but does not represent the right to exercise control or joint control over those policies.

A joint venture is a contractual arrangement whereby the Company and other parties undertake an economic activity that is subject to joint control (i.e. when the strategic, financial and operating policy decisions relating to the activities of the joint venture require the unanimous consent of the parties sharing control).

Investments in associates and joint ventures are accounted for using the equity method and are initially recognized at cost inclusive of transaction costs.

IMPAIRMENT OF LONG-LIVED ASSETS

IMPAIRMENT OF LONG-LIVED ASSETS

Long-lived assets, including property, plant and equipment, goodwill and intangible assets are reviewed for impairment at the end of each financial reporting period or whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the cash-generating unit, or "CGU"). The recoverable amount of an asset or a CGU is the higher of its fair value, less costs of disposal, and its value in use. If the carrying amount of an asset exceeds its recoverable amount, an impairment charge is recognized immediately in profit or loss by the amount by which the carrying amount of the asset exceeds the recoverable amount. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount, and the carrying amount that would have been recorded had no impairment loss been recognized previously.

The Company assesses impairment of property, plant and equipment when an impairment indicator arises. When the asset does not generate cash inflows that are largely independent of those from other assets or group of assets, the asset is tested at the CGU level. In assessing an impairment, the Company compares the carrying amount of the asset or CGU to the recoverable amount, which is determined as the higher of the asset or CGU’s fair value less costs of disposal and its value-in-use. Value-in-use is assessed based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects applicable market and economic conditions, the time value of money and the risks specific to the asset.

Goodwill and indefinite life intangible assets are tested annually and the end of the fiscal year for impairment by comparing the carrying value of each CGU containing the assets to its recoverable amount. Goodwill is allocated to CGUs or groups of CGU’s for impairment testing based on the level at which it is monitored by management, and not at a level higher than an operating segment. Operating segments are components of the Company that engage in business activities which generate revenues and incur expenses. Goodwill is allocated to those CGUs or groups of CGUs expected to benefit from the business combination from which the goodwill arose, which requires the use of judgment.

An impairment loss is recognized for the amount by which the CGU’s carrying amount exceeds its recoverable amount. The recoverable amounts of the CGU’s assets have been determined based on its fair value less costs of disposal. Impairment losses recognized in respect of a CGU are first allocated to the carrying value of goodwill and any excess is allocated to the carrying value of assets in the CGU. In allocating a reversal of an impairment loss, the carrying amount of an asset shall not be increased above the lower of its recoverable amount and the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior period. Impairment losses on goodwill are not subsequently reversed.

Impairment losses are recognized whenever the carrying amount of the asset or CGU exceeds its recoverable amount and is recorded in the consolidated statements of comprehensive (loss) income.

GOODWILL

GOODWILL

Goodwill represents the excess of the purchase price paid for the acquisition of the Company’s subsidiary Newstrike over the fair value of the net tangible and intangible assets acquired. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment annually, and whenever events or circumstances that make it more likely than not that an impairment may have occurred, such as a significant adverse change in the business climate or a decision to sell or dispose all or a portion of a reporting unit.

LEASED ASSETS

LEASED ASSETS

Leases are classified as an operating lease whenever the terms of the lease do not transfer substantially all of the risks and rewards of ownership to the lessee. Lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which the economic benefits are consumed.

BUSINESS ACQUISITION

BUSINESS ACQUISITION

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the aggregate of the fair values of assets acquired, liabilities assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date when the Company obtains control of the acquiree. The identifiable assets acquired and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where IFRS provides exceptions to recording the amounts at fair value. Goodwill represents the difference between total consideration paid and the fair value of the net-identifiable assets acquired. Acquisition costs incurred are expensed to profit or loss. Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 9 Financial Instruments with the corresponding gain or loss recognized in profit or loss.

Based on the facts and circumstances that existed at the acquisition date, management will perform a valuation analysis to allocate the purchase price based on the fair values of the identifiable assets acquired and liabilities assumed on the acquisition date. Management has one year from the acquisition date to confirm and finalize the facts and circumstances that support the finalized fair value analysis and related purchase price allocation. Until such time, these values are provisionally reported and are subject to change. Changes to fair values and allocations are retrospectively adjusted in subsequent periods.

REVENUE RECOGNITION	REVENUE RECOGNITION The Company has effectively applied the new IFRS 15 standard to the current fiscal year and retrospectively, see ‘New IFRS Effective August 1, 2018.’
COST OF GOODS SOLD	COST OF GOODS SOLD Cost of goods sold includes cost of inventory expensed, packaging costs, shipping costs and related labour.
RESEARCH AND DEVELOPMENT

RESEARCH AND DEVELOPMENT

Research costs are expensed as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development to use or sell the asset. Other development expenditures are recognized in profit and loss as incurred.

INCOME TAXES

INCOME TAXES

The Company uses the liability method to account for income taxes. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities for accounting purposes, and the irrespective tax bases. Deferred income tax assets and liabilities are measured using tax rates that have been enacted or substantively enacted applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in statutory tax rates is recognized in profit or loss in the year of change. Deferred income tax assets are recorded when their recoverability is considered probable and are reviewed at the end of each reporting period.

SHARE-BASED COMPENSATION

SHARE-BASED COMPENSATION

The Company has an employee stock option plan. The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense over the vesting period based on the Company’s estimate of equity instruments that will eventually vest. Forfeitures are adjusted for on an actual basis. The impact of the revision of the original estimate is recognized in profit or loss such that the cumulative expense reflects the revised estimate. For stock options granted to non-employees the compensation expense is measured at the fair value of goods and services received except where the fair value cannot be estimated in which case it is measured at the fair value of the equity instruments granted. Consideration paid by employees or non-employees on the exercise of stock options is recorded as share capital and the related share-based compensation is transferred from share-based payment reserve to share capital.

NON-CONTROLLING INTEREST	NON-CONTROLLING INTEREST Non-controlling interest (“NCI”) is recognized at the NCI’s proportionate share of the net assets.
LOSS PER SHARE

LOSS PER SHARE

Loss per common share represents loss for the period attributable to common shareholders divided by the weighted average number of common shares outstanding during the year. Diluted loss per common share is calculated by dividing the applicable loss for the year by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued during the year. The calculation of diluted loss per share excludes the effects of various conversions and exercise of options and warrants that would be anti-dilutive.

BORROWING COSTS

BORROWING COSTS

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

All other borrowing costs are recognized in profit or loss in the period which they are incurred.

FINANCIAL INSTRUMENTS

FINANCIAL INSTRUMENTS

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provision of the respective instrument.

Fair value estimates are made at the consolidated statement of financial position date based upon the relevant market conditions and information about the financial instrument. The Company has made the following classifications:

IFRS 9 Classification
Financial assets
Cash and cash equivalents	FVTPL
Restricted cash	FVTPL
Short-term investments	FVTPL
Trade receivables	Amortized cost
Convertible debenture receivable	FVTPL
Long term investment	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	Amortized cost
Warrant liability	FVTPL
Term loan	Amortized cost

Fair Value Through Profit or Loss (“FVTPL”) Financial Assets

Financial assets classified and measured at FVTPL are those assets that do not meet the criteria to be classified at amortized cost or at FVTOCI. This category includes debt instruments whose cash flow characteristics are not solely payments of principal and interest (“SPPI”) or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell the financial asset.

Amortized Cost Financial Assets

Financial assets at amortized cost are non-derivative financial assets which are held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. A financial asset is initially measured at fair value, including transaction costs and subsequently at amortized cost.

Impairment of Financial Assets

Financial assets, other than those classified at fair value through profit and loss, are assessed for indicators of impairment at the end of the reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been affected.

Financial Liabilities and Other Financial Liabilities

Financial liabilities are classified as either financial liabilities at FVTPL or other financial liabilities. Financial liabilities at FVTPL are stated at fair value, with changes being recognized through the consolidated statements of income. Other financial liabilities are initially measured at fair value, net of transaction costs, and are subsequently measured at amortized cost using the effective interest method.

Embedded Derivatives

Derivatives are initially measured at fair value in conjunction with the host contract; no bifurcation is performed, and any directly attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, the entire instrument, including the embedded derivative is measured at fair value and changes therein are recognised in profit or loss. The Company has a convertible loan receivable whereby the balance can be converted into equity. See Note 15 for transaction and valuation details.

Compound Instruments

The component parts of compound instruments (convertible debentures) issued by the Company are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company’s own equity instruments is an equity instrument.

At the date of issue, the fair value of the liability component is estimated using the prevailing market interest rate for similar non-convertible instruments. This amount is recorded as a liability on an amortized cost basis using the effective interest rate method until extinguished upon conversion or at the instrument’s maturity date.

The conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. This is recognized and included in equity and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity. No gain or loss is recognized in profit or loss upon conversion or expiration of the conversion option.

Transaction costs that relate to the issue of the convertible debentures are allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortized over the term of the convertible debentures using the effective interest method.

For compound instruments with non-equity derivatives, the fair value of the embedded derivative is determined first based on the contractual terms, and the initial carrying amount of the host instrument is the residual amount after separating the embedded derivative.

Transaction Costs

Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Valuation of Biological Assets and Inventory

In calculating the value of the biological assets and inventory, management is required to make a number of estimates, including estimating the stage of growth of the cannabis, harvesting costs, selling costs, sales price and expected yields for the cannabis plant. In calculating final inventory values, management is required to determine an estimate of spoiled or expired inventory and compares the inventory cost versus net realizable value.

Estimated Useful Lives, Amortization and Impairment of Property, Plant and Equipment and Intangible Assets

Amortization of property, plant and equipment and intangible assets are dependent upon estimates of useful lives, which are determined through the exercise of judgment. The assessment of any impairment of these assets is dependent upon estimates of recoverable amounts that take into account factors such as economic and market conditions and the useful lives of assets. The impairment is amount by which the carrying amount of the asset or CGU exceeds its recoverable amount. The recoverable amount is the higher of the fair value less costs of disposal and its value in use.

Share-Based Compensation

In calculating the share-based compensation expense, key estimates such as the value of the common share, the rate of forfeiture of options granted, the expected life of the option, the volatility of the Company’s stock price and the risk-free interest rate are used.

Warrants

In calculating the value of the warrants, key estimates such as the value of the common share, the expected life of the warrant, the volatility of the Company’s stock price and the risk free interest rate are used.

All broker/compensation warrants were measured at the fair value of the equity instruments granted, as the fair value of the related services cannot be reliably measured.

Provisions

Provisions are recognized when the Company has a present obligation, legal or constructive as a result of a previous event, if it is probable that the Company will be required to settle the obligation and a reliable estimate can be made of the obligation. The amount recognized is the best estimate of the expenditure required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligations. Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate of the expected future cash flows.

Allocation of Purchase Price

In determining the allocation of the purchase price, estimates are used based on market research and appraisal values.

Joint Ventures

Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement.

Entity	Assessment	Classification

Truss	Management has determined joint control is not present due to the inability to direct the day to day operations of the entity.	Investment in associate
Belleville Complex Inc.	Management has determined joint control is present based upon the board composition, decision making and the ability to direct the day to day operations of the entity.	Joint venture
HEXO MED	Management has determined joint control is present based upon the board composition, decision making and the ability to direct the day to day operations of the entity.	Joint venture

Business Acquisitions

In determining the fair value of all identifiable assets acquired and liabilities assumed, the most significant estimates relate to private investments and intangible assets acquired. Management exercises judgment in estimating the probability and timing of when earn-outs are expected to be achieved, which is used as the basis for estimating fair value.

Identified intangible assets are fair valued using appropriate valuation techniques which are generally based on a forecast of the total expected future net cash flows of the acquiree. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Acquisitions that do not meet the definition of a business combination are accounted for as asset acquisitions. Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values. Asset acquisitions do not give rise to goodwill.

Expected Credit Losses (“ECL”) on Trade Accounts Receivable

The Company applies the simplified approach, as defined in IFRS, to measure expected credit losses, which requires the use of the lifetime expected credit loss provision for all trade receivables. To measure lifetime expected credit losses, trade receivables are first classified into groups with shared credit characteristics and the age of days past due, followed by an assessment of the Company’s historical experience of bad debts including the customers’ ability to pay and the impact of any relevant economic conditions which are expected during the life of the balance. The loss allowance is determined according to a provision matrix incorporating historical experiences adjusted for current and future conditions expected for the life of the balance.

Convertible debentures

The fair value of the convertible debentures is determined using the public market price. As the convertible debentures are classified as FVTPL, the subsequent interest as well as change in the fair value will flow through the consolidated statements of comprehensive income.

Other Liability

The fair value of the onerous contract is determined using the excess contract price per unit over the known sales pricing to end users.

Going Concern

Management has applied judgments in the assessment of the Company's ability to continue as a going concern when preparing its consolidated financial statements for the years ended July 31, 2019 and 2018. Management prepares the consolidated financial statements on a going concern basis unless management either intends to liquidate the entity or to cease trading or has no realistic alternative but to do so. In assessing whether the going concern assumption is appropriate, management takes into account all available information about the twelve months from the end of the reporting period. Management considered a wide range of factors relating to current and expected profitability, product offerings, expansion plans, ability to liquidate investments and assets, and potential sources of financing. As a result of the assessment, management concluded the going concern basis of accounting is appropriate.

Changes to Accounting Standards and Interpretations

New IFRS Effective August 1, 2018
IFRS 15, REVENUE FROM CONTRACTS WITH CUSTOMERS

IFRS 15 was issued by the IASB in May 2014 and specifies how and when revenue should be recognized based on a five-step model, which is applied to all contracts with customers. On April 12, 2016, the IASB published final clarifications to IFRS 15 with respect to identifying performance obligations, principal versus agent considerations, and licensing.

The Company has applied IFRS 15 retrospectively and determined that there is no change to the comparative period or transitional adjustments required as a result of the adoption. The Company’s accounting policy for revenue recognition under IFRS 15 is as follows:

1.	Identifying the contract with a customer;

2.	Identifying the performance obligation(s) in the contract;

3.	Determining the transaction price;

4.	Allocating the transaction price to the performance obligation(s) in the contract; and

5.	Recognizing revenue when or as the Company satisfies the performance obligation(s).

Revenue from the direct sale of cannabis to customers for a fixed price is recognized when the Company transfers the control of the good(s) to the customer upon delivery and acceptance by the customer, the timing of which is consistent with the Company’s previous revenue recognition policy under IAS 18. The Company recognizes revenue in an amount that reflects the consideration which the Company expects to receive taking into account the impact which may arise from any rights of return on sales, price concessions or similar obligations. Revenue is presented net of taxes, estimated returns, allowances and discounts. Occasionally the Company recognizes retrospective price amendments as a cumulative catch-up adjustment when a contract modification is approved.

Effective October 17, 2018, Canada Revenue Agency (“CRA”) began levying an excise taxes on the sale of medical and adult-us cannabis products. The Company becomes liable for these excise duties when cannabis products are delivered to the customer. The excise taxes payable is the higher of (i) a flat-rate duty which is imposed when a cannabis product is packaged, and (ii) an advalorem duty that is imposed when a cannabis product is delivered to the customer.

Effective May 1, 2019, excise tax calculated on edible cannabis products, cannabis extracts and cannabis topicals will prospectively be calculated as a flat rate based on the quantity of total tetrahydrocannabinol (THC) contained in the final product. There were no changes in the legislation in calculating excise taxes for fresh cannabis, dried cannabis, seeds and plants. Net revenue from sale of goods, as presented on the consolidated statements of comprehensive (loss) income, represents revenue from the sale of goods less applicable excise taxes. Given that the excise tax payable/paid to CRA cannot be reclaimed and is not always billed to customers, the Company recognizes that the excise tax is an operating cost that affects gross margin to the extent that it is not recovered from its customers.

IFRS 9, FINANCIAL INSTRUMENTS

The Company adopted IFRS 9 retroactively and determined that there is no change to the comparative period or transitional adjustments required as a result of the adoption.

IFRS 9 was issued by the International Accounting Standards Board ("IASB") in November 2009 and October 2010 and will replace IAS 39. IFRS 9 uses a single approach to determine whether a financial asset is classified and measured at amortized cost or at fair value. The classification and measurement of financial assets is based on the Company’s business models for managing its financial assets and whether the contractual cash flows represent solely payments of principal and interest (“SPPI”). Financial assets under IFRS 9 are initially measured at fair value and are subsequently measured at either amortized cost; fair value through other comprehensive income (“FVTOCI”) or; fair value through profit or loss (“FVTPL”).

Amortized Cost

Financial assets classified and measured at amortized cost are those assets that are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and the contractual terms of the financial asset give rise to cash flows that are SPPI. Financial assets classified at amortized cost are measured using the effective interest method.

FVTOCI

Financial assets classified and measured at FVTOCI are those assets that are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and the contractual terms of the financial asset give rise to cash flows that are SPPI.

This classification includes certain equity instruments where IFRS 9 allows an entity to make an irrevocable election to classify the equity instruments, on an instrument-by-instrument basis, that would otherwise be measured at FVTPL to present subsequent changes in FVTOCI.

FVTPL

Financial assets classified and measured at FVTPL are those assets that do not meet the criteria to be classified at amortized cost or at FVTOCI. This category includes debt instruments whose cash flow characteristics are not SPPI or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell the financial asset.

The following table summarizes the Company’s financial instruments under IAS 39 and IFRS 9:

	IAS 39 Classification	IFRS 9 Classification
Financial assets
Cash and cash equivalents	FVTPL	FVTPL
Restricted cash	FVTPL	FVTPL
Short-term investments	FVTPL	FVTPL
Trade receivables	Loans and receivables	Amortized cost
Convertible debenture receivable	FVTPL	FVTPL
Long term investment	N/A	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	Other financial liabilities	Amortized cost
Warrant liability	FVTPL	FVTPL
Term loan	N/A	Amortized cost

The adoption of IFRS 9 did not have a quantitative impact and did not have a material impact to the Company’s classification and measurement of financial assets and liabilities.

IFRS 9 uses an expected credit loss impairment model as opposed to an incurred credit loss model under IAS 39. The impairment model is applicable to financial assets measured at amortized cost where any expected future credit losses are provided for, irrespective of whether a loss event has occurred as at the reporting date. For trade receivables, the Company has measured the expected credit losses based on lifetime expected credit losses taking into consideration historical credit loss experience and financial factors specific to the debtors and other factors. The carrying amount of trade receivables is reduced for any expected credit losses through the use of an allowance account. Changes in the carrying amount of the allowance account are recognized in the statements of loss and comprehensive loss. At the point when the Company is satisfied that no recovery of the amount owing is possible, the amount is considered not recoverable and the financial asset is written off. Evidence of impairment may include indications that a debtor or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and where observable data indicates that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults. Trade receivables are reviewed qualitatively on a case-by-case basis to determine whether they need to be written off. The adoption of the new expected credit loss impairment model had a negligible impact on the carrying amounts of financial assets at amortized cost.

Classification and Measurement of Financial Liabilities

Accounting for financial liabilities remains largely the same under IFRS 9 and subsequently the Company’s liabilities were not significantly impacted by the adoption.

Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Company designates a financial liability at fair value through profit or loss. Subsequently, financial liabilities are measured at amortized cost using the effective interest method except for derivatives and financial liabilities designated at FVTPL, which are carried subsequently at fair value with gains or losses recognised in profit or loss (other than derivative financial instruments that are designated and effective as hedging instruments).

New and Revised IFRS in Issue but Not Yet Effective
IFRS 16, LEASES

In January 2016, the IASB issued IFRS 16 Leases, which will replace IAS 17 Leases. This standard introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term greater than twelve months, unless the underlying asset’s value is insignificant. A lessee is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. Lessors will continue to classify leases as operating or finance, with lessor accounting remaining substantially unchanged from the preceding guidance under IAS 17, Leases.

The Company is currently executing its implementation plan and has completed the initial scoping phase to identify material lease contracts. The analysis of such contracts to quantify the transitional impact is ongoing. The most significant impact of IFRS 16 will be our initial recognition of the present value of future lease payments as right-of-use assets under property, plant and equipment and the corresponding recognition of a lease liability on the consolidated statement of financial position. All material, long-term property leases, which are currently treated as operating leases, are expected to be impacted by the new standard which will result in lower rent expense, higher depreciation expense and higher finance costs related to accretion and interest expense of the lease liability.

IFRS 16 will also impact the presentation of the consolidated statement of cash flows by decreasing operating cash flows and increasing financing cash flows. The standard will be effective for the Company for the fiscal year commencing August 1, 2019. The Company will be adopting the standard using the modified approach by recognizing the cumulative impact of initial adoption in opening retained earnings (i.e. the difference between the right-of-use asset and the lease liability). The Company will measure the right-of-use asset at an amount equal to the lease liability on the commencement date, apply a single discount rate to leases with similar remaining lease terms for similar classes of underlying assets and will not separate non-lease components from lease components for certain classes of underlying assets. Consistent with the guidance, the Company will not apply this standard to short-term leases and leases for which the underlying asset is of low value.